Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Members Deficit [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019			$ 100	$ (1,864,881)	$ (159,444)	$ (37,180)	$ (2,061,405)
Balance, shares at Dec. 31, 2019
Net loss							(105,287)
Capital contribution					135,001		135,001
Net loss				(116,462)	(20,011)	11,175	(125,298)
Balance at Dec. 31, 2020		$ 3,091,136	(1,270,366)	(1,981,343)	(44,454)	(2,144,876)	(2,349,903)
Balance, shares at Dec. 31, 2020		51,487,764
Net loss						(905,038)	(905,038)
Balance at Mar. 31, 2021		$ 3,091,136	(1,270,366)	(1,981,343)	(44,454)	(3,049,914)	(3,254,941)
Balance, shares at Mar. 31, 2021		51,487,764
Balance at Dec. 31, 2020		$ 3,091,136	(1,270,366)	(1,981,343)	(44,454)	(2,144,876)	(2,349,903)
Balance, shares at Dec. 31, 2020		51,487,764
Net loss							(4,281,791)
Net loss
Balance at Sep. 30, 2021		$ 6,181,050	97,617,912			(6,426,667)	97,372,295
Balance, shares at Sep. 30, 2021	51	355,033,405
Balance at Dec. 31, 2020		$ 3,091,136	(1,270,366)	(1,981,343)	(44,454)	(2,144,876)	(2,349,903)
Balance, shares at Dec. 31, 2020		51,487,764
Net loss							(1,841,617)
Issuance of common stock for services		$ 657,947					657,947
Issuance of common stock for services, shares		3,062,500
Conversion of debt to common stock		$ 87,080					87,080
Conversion of debt to common stock, shares		181,417
Options exercised into common stock		$ 19,250					19,250
Options exercised into common stock, shares		250,000
Acquisition of BHI
Acquisition of BHI, shares
Net loss						(1,841,617)	(1,841,617)
Acquisition of Altitude International Holdings		$ 29,598,672	(100)	730,343	44,454	(1,050,259)	29,323,110
Acquisition of Altitude International Holdings, shares	51	354,576,988
Private placement sale of common stock of Breunich Holdings, Inc.				1,251,000			1,251,000
Balance at Dec. 31, 2021		$ 30,362,949				(2,917,881)	27,445,068
Balance, shares at Dec. 31, 2021	51	358,070,905
Balance at Mar. 31, 2021		$ 3,091,136	(1,270,366)	(1,981,343)	(44,454)	(3,049,914)	(3,254,941)
Balance, shares at Mar. 31, 2021		51,487,764
Net loss						(124,542)	(124,542)
Balance at Jun. 30, 2021		$ 3,091,136	(1,270,366)	(1,981,343)	(44,454)	(3,174,456)	(3,379,483)
Balance, shares at Jun. 30, 2021		51,487,764
Net loss						(3,252,211)	(3,252,211)
Issuance of common stock for services		$ 2,953,985					2,953,985
Issuance of common stock for services, shares		7,127,500
Conversion of debt to common stock		$ 87,080					87,080
Conversion of debt to common stock, shares		181,417
Options exercised into common stock		$ 19,250					19,250
Options exercised into common stock, shares		250,000
Acquisition of BHI		$ 29,599	98,888,278	1,981,343	44,454		100,943,674
Acquisition of BHI, shares	51	295,986,724
Net loss
Balance at Sep. 30, 2021		$ 6,181,050	97,617,912			(6,426,667)	97,372,295
Balance, shares at Sep. 30, 2021	51	355,033,405
Balance at Dec. 31, 2021		$ 30,362,949				(2,917,881)	27,445,068
Balance, shares at Dec. 31, 2021	51	358,070,905
Net loss						(304,283)	(304,283)
Issuance of common stock for services		$ 85,900					85,900
Issuance of common stock for services, shares		1,537,500
Issuance of common stock for acquisition		$ 531,096					531,096
Issuance of common stock for acquisition, shares		10,000,000
Balance at Mar. 31, 2022		$ 30,979,945				(3,222,164)	27,757,781
Balance, shares at Mar. 31, 2022	51	369,608,405
Balance at Dec. 31, 2021		$ 30,362,949				(2,917,881)	27,445,068
Balance, shares at Dec. 31, 2021	51	358,070,905
Net loss							(2,279,026)
Net loss
Balance at Sep. 30, 2022		$ 34,659,879				(5,196,907)	29,462,972
Balance, shares at Sep. 30, 2022	51	492,239,343
Balance at Mar. 31, 2022		$ 30,979,945				(3,222,164)	27,757,781
Balance, shares at Mar. 31, 2022	51	369,608,405
Net loss						(911,806)	(911,806)
Issuance of common stock for services		$ 409					409
Issuance of common stock for services, shares		12,500
Issuance of common stock as debt discount to loan		$ 451,636					451,636
Issuance of common stock as debt discount to loan, shares		16,363,636
Balance at Jun. 30, 2022		$ 31,431,990				(4,133,970)	27,298,020
Balance, shares at Jun. 30, 2022	51	385,984,541
Net loss						(1,062,937)	(1,062,937)
Issuance of common stock for services		$ 136,500					136,500
Issuance of common stock for services, shares		3,500,000
Issuance of common stock for financing		$ 3,091,389					3,091,389
Issuance of common stock for financing, shares		102,754,802
Net loss
Balance at Sep. 30, 2022		$ 34,659,879				$ (5,196,907)	$ 29,462,972
Balance, shares at Sep. 30, 2022	51	492,239,343